Borrowing (Tables)	12 Months Ended
Jun. 30, 2020
Borrowing - Schedule Of Borrowing
Schedule of Borrowing
	2020			2019
	Current	Non-Current	Total	Current	Non-Current	Total
	$	$	$	$	$	$
Unsecured
Other loan	-	52,252	52,252	-	-	-
Total unsecured borrowing	-	52,252	52,252	-	-	-